Other income (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other income.
Insurance claims	$ 145	$ 1,150
Other income	30	20
Total other income	$ 175	$ 1,170